UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23998

Harris Oakmark ETF Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606-4319	Ndenisarya M. Meekins, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006-1600

(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 646-3600

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Shareholders.

(a)	Following is a copy of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

TABLE OF CONTENTS

Oakmark U.S. Large Cap ETF OAKM

OAKM

Principal Listing Exchange: NYSE Arca

Oakmark U.S. Large Cap ETF

Semi-Annual Shareholder Report

March 31, 2025

Fund overview

This semi-annual shareholder report contains important information about Oakmark U.S. Large Cap ETF (the "Fund") for the period of December 3, 2024 to March 31, 2025.You can find additional information about the Fund at: oakmark.com/etfs/oakm/. You can also request this information without charge by contacting us at 1-800 (458-7452) or contacting your intermediary.

What were the Fund costs for the reporting period? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oakmark U.S. Large Cap ETF	$19Footnote Reference+	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	Expenses for a full reporting period would be higher.

How did the Fund perform during the reporting period and what affected its performance?

Oakmark U.S. Large Cap ETF returned -1.34% on a net average value basis "(NAV)" for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -6.79% over the same period.

   At the equity sector level Consumer Staples and Health Care performed the strongest, while Consumer Discretionary and Communication Services were the worst performing sectors.

   At the equity holdings level, American Intl Group led the positive contributors followed by Kroger and CVS Health. General Motors, First Citizens BancShares and Alphabet were the worst performing equities.

Fund performance as of March 31, 2025

Total return based on $10,000 investment (as of March 31, 2025)

	Oakmark U.S. Large Cap ETF	S&P 500 Index	Russell 1000 Value Index
12/3/2024	$10,000	$10,000	$10,000
12/31/2024	$9,485	$9,737	$9,364
3/31/2025	$9,866	$9,321	$9,564

Average annual total returns (%)

Fund	Since Inception 12/3/2024
Oakmark U.S. Large Cap ETF (at NAV)	(1.34%)
S&P 500 Index	(6.79%)
Russell 1000 Value Index	(4.36%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$169,907,422
# of Portfolio Holdings	37
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$201,350

What did the Fund invest in? (as a % of total net assets) as of March 31, 2025

Top 10  holdings

American International Group, Inc.	4.3%
Deere & Co.	4.1%
Citigroup, Inc.	4.0%
Charles Schwab Corp.	3.8%
Intercontinental Exchange, Inc.	3.8%
Charter Communications, Inc., Class A	3.7%
Alphabet, Inc., Class A	3.7%
General Motors Co.	3.5%
ConocoPhillips	3.4%
Phillips 66	3.3%

Sector allocation

Financials	38.7%
Health Care	13.0%
Energy	9.9%
Communication Services	9.6%
Consumer Discretionary	6.4%
Consumer Staples	6.3%
Industrials	5.7%
Materials	3.1%
Real Estate	2.9%
Information Technology	2.0%
Short Term Investments & Other, Net	2.4%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.oakmark.com/etfs/oakm.

Phone: 1-800-(458-7452)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-(458-7452) or contact your intermediary.

OAKM

Oakmark U.S. Large Cap ETF

Semi-Annual Shareholder Report March 31, 2025

OAKM-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required in this filing.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Registrant’s financial statements, which are included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

March 31, 2025

Semi-Annual Financial Statements and Other Information

Oakmark U.S. Large Cap ETF

Oakmark ETF

March 31, 2025

Semi-Annual Financial Statements and Other Information

Semi-Annual Financial Statements and Other Information: Oakmark ETF

Oakmark U.S. Large Cap ETF

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 97.6%
FINANCIALS - 38.7%
FINANCIAL SERVICES - 20.8%
Charles Schwab Corp.	84	$6,580
Intercontinental Exchange, Inc.	37	6,451
Fiserv, Inc. (a)	24	5,379
Bank of New York Mellon Corp.	60	5,002
State Street Corp.	54	4,839
Capital One Financial Corp.	27	4,813
Corebridge Financial, Inc.	74	2,346
		35,410
BANKS - 10.6%
Citigroup, Inc.	95	6,731
Wells Fargo & Co.	69	4,952
First Citizens BancShares, Inc., Class A	2	3,760
Bank of America Corp.	63	2,633
		18,076
INSURANCE - 7.3%
American International Group, Inc.	83	7,240
Willis Towers Watson PLC	15	5,100
		12,340
		65,826
HEALTH CARE - 13.0%
HEALTH CARE EQUIPMENT & SERVICES - 9.1%
Centene Corp. (a)	84	5,092
CVS Health Corp.	53	3,595
Elevance Health, Inc.	8	3,568
Baxter International, Inc.	96	3,279
		15,534
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.9%
IQVIA Holdings, Inc. (a)	27	4,846
Merck & Co., Inc.	20	1,783
		6,629
		22,163
ENERGY - 9.9%
ConocoPhillips	57	5,940
Phillips 66	45	5,504
EOG Resources, Inc.	41	5,320
		16,764
	Shares	Value
COMMUNICATION SERVICES - 9.6%
MEDIA & ENTERTAINMENT - 9.6%
Charter Communications, Inc., Class A (a)	17	$6,303
Alphabet, Inc., Class A	41	6,287
Warner Bros. Discovery, Inc. (a)	338	3,627
		16,217
CONSUMER DISCRETIONARY - 6.4%
AUTOMOBILES & COMPONENTS - 3.6%
General Motors Co.	132	6,187
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.9%
Genuine Parts Co.	26	3,140
CONSUMER SERVICES - 0.9%
Airbnb, Inc., Class A (a)	13	1,518
		10,845
CONSUMER STAPLES - 6.3%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.2%
Kroger Co.	81	5,451
FOOD, BEVERAGE & TOBACCO - 2.0%
Keurig Dr. Pepper, Inc.	102	3,474
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
Kenvue, Inc.	75	1,800
		10,725
INDUSTRIALS - 5.7%
CAPITAL GOODS - 4.1%
Deere & Co.	15	6,959
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
Equifax, Inc.	11	2,673
		9,632
MATERIALS - 3.1%
Corteva, Inc.	83	5,213
REAL ESTATE - 2.9%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.9%
CBRE Group, Inc., Class A (a)	38	4,963
INFORMATION TECHNOLOGY - 2.0%
TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
TE Connectivity PLC	24	3,437
Total common stocks - 97.6% (Cost $165,789)		165,785

Semi-Annual Financial Statements and Other Information: Oakmark ETF | 1

Oakmark U.S. Large Cap ETF

March 31, 2025 (Unaudited)

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Short-term investment - 3.1%
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp. Repurchase Agreement, 4.38% dated 3/31/25 due 4/1/25, repurchase price $5,312, collateralized by a United States Treasury Note, 0.875% due 9/30/26, value plus accrued interest of $5,417 (Cost: $5,311)	$5,311	$5,311
Total short-term investments - 3.1% (Cost $5,311)		5,311
TOTAL INVESTMENTS - 100.7% (COST $171,100)		171,096
Liabilities In Excess of Other Assets - (0.7)%		(1,189)
TOTAL NET ASSETS - 100.0%		$169,907

(a)  Non-income producing security.

2 | Semi-Annual Financial Statements and Other Information: Oakmark ETF

Oakmark U.S. Large Cap ETF

March 31, 2025 (Unaudited)

Statement of Assets and Liabilities (in thousands except per share amounts)

Assets
Investments in unaffiliated securities, at value (a)	$171,096
Cash	0
Foreign currency, at value (b)	0
Receivable for:
Securities sold	0
Fund shares sold	3,915
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	111
Forward foreign currency contracts	0
Total receivables	4,026
Other assets	0
Total assets	$175,122
Liabilities and net assets
Payable for:
Securities purchased	5,196
Investment advisory fee	19
Total liabilities	5,215
Net assets applicable to Fund shares outstanding	$169,907
Paid in capital	$169,234
Distributable earnings	673
Net assets applicable to Fund shares outstanding	$169,907
Price of shares
Net asset value, offering and redemption price per share:	$24.47
—Net assets	$169,907
—Shares outstanding (Unlimited shares authorized)	6,944
(a) Identified cost of investments in unaffiliated securities.	$171,100
(b) Identified cost of foreign currency.	$0

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark ETF | 3

Oakmark U.S. Large Cap ETF

Statements of Operations March 31, 2025 (Unaudited) (a) (in thousands)

Investment Income:
Dividends from unaffiliated securities	$614
Interest income from unaffiliated securities	22
Security lending income	0
Total investment income	636
Expenses:
Investment advisory fee	218
Other Expenses	0 (b)
Total expenses	218
Advisory fee waiver / Expense Reimbursement from Advisor	(17)
Net expenses	201
Net investment income	$435
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(470)
Unaffiliated in-kind transactions	729
Net realized gain	259
Net change in unrealized depreciation on:
Unaffiliated investments	(4)
Net change in unrealized appreciation (depreciation)	(4)
Net realized and unrealized gain	255
Net increase (decrease) in net assets resulting from operations	$690

(a)  Fund commenced operations on December 3, 2024.

(b)  Amount rounds to less than $500.

See accompanying Notes to Financial Statements.

4 | Semi-Annual Financial Statements and Other Information: Oakmark ETF

Oakmark U.S. Large Cap ETF

Statements of Changes in Net Assets (in thousands)

Six Months Ended March 31, 2025 (Unaudited)(a)
From Operations:
Net investment income	$435
Net realized gain (loss)	259
Net change in unrealized appreciation (depreciation)	(4)
Net increase in net assets from operations	690
Distributions to shareholders from:
Total distributions to shareholders	(17)
From Fund share transactions:
Proceeds from shares sold	176,897
Payment for shares redeemed	(7,663)
Net increase in net assets from Fund share transactions	169,234
Total increase in net assets	169,907
Net assets:
Beginning of period	—
End of period	$169,907
Fund share transactions
Shares sold	7,254
Shares issued in reinvestment of dividends	0
Less shares redeemed	(310)
Net increase in shares outstanding	6,944

(a)  Fund commenced operations on December 3, 2024.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark ETF | 5

The Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION

The following are the significant accounting policies of the Oakmark U.S. Large Cap ETF, referred to as the "Fund," a series of Harris Oakmark ETF Trust (the "Trust"), a Delaware statutory trust, organized on July 11, 2024, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 Financial Services—Investment Companies. The Fund is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

During the period ended March 31, 2025, the Trust adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. In connection with the adoption of ASU 2023-07, the Trust's Adviser, Harris Associates L.P., has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. The CODM has determined that the Fund is a single operating segment because the CODM monitors the operating results of the Fund and evaluates the Fund's performance in accordance with the Fund's principal investment strategies disclosed in its prospectus. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions, which is consistent with the results presented in the Fund's Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The Fund issues shares to, and redeems shares from, certain institutional investors known as Authorized Participants (typically market makers or other broker-dealers who have entered into contractual arrangements with the Fund's distributor) only in large blocks of Fund shares known as "Creation Units." Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and a specified amount of cash.

Shares of the Fund are listed on the NYSE Arca, Inc. ("Exchange") and trade in the secondary market, where most investors buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to the net asset value (the "NAV"). Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. Shares of the Fund are or will be traded on the Exchange.

2.  SIGNIFICANT ACCOUNTING POLICIES

Security valuation

The Fund's share price is also called the net asset value (the "NAV") of a share. The Fund's NAV is normally determined only on days which the New York Stock Exchange (the "NYSE") is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Fund reserves the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. The Fund's NAV will not be calculated on days when the NYSE is closed. The NAV of the Fund's shares is determined by dividing the value of the assets attributable to Fund, less liabilities attributable to Fund, by the number of outstanding shares of that Fund.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Fund's portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price ("NOCP"), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of

6 | Semi-Annual Financial Statements and Other Information: Oakmark ETF

The Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited) (continued)

the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange ("FLEX") options on a given day, each FLEX option purchased or written may be valued using the Option Valuation ("OVME") function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg's proprietary calculations. If FLEX options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Fund shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Fund's valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Fund's valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Fund may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of the Fund's investments. These inputs are prioritized into three broad levels as follows:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3—significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser's own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025, in valuing the Fund's assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in the Fund's Schedule of Investments. Information on forward foreign currency contracts is presented in the Fund's Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$165,785	$0	$0
Short Term Investments	0	5,311	0
Total	$165,785	$5,311	$0

Offsetting assets and liabilities

ASC 210 requires entities to disclose gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. This disclosure is limited to derivative instruments, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions.

At March 31, 2025, the Fund did not hold open forward foreign currency contracts.

At March 31, 2025, the Fund held an investment in a repurchase agreement. The gross value of this investment and the value of the related collateral are presented in the Fund's Schedule of Investments. The value of the related collateral for the Fund exceeded the value of the repurchase agreements held at period end.

The value of the securities on loan and the value of the related collateral as of period end, if any, are included in the Securities lending section of Note 2 to Financial Statements.

Foreign currency translations

The Fund may invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on

Semi-Annual Financial Statements and Other Information: Oakmark ETF | 7

The Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited) (continued)

investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. Net realized gains and losses on foreign currency transactions arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and tax reclaims recorded and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions in the Statement of Operations. Unrealized gains and losses arising from changes in the fair value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates are included in net change in unrealized appreciation (depreciation) on foreign currency translation in the Statement of Operations.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund's transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period, if any, is included in the Statement of Assets and Liabilities. Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the year, if any, are included in the Statement of Operations.

At March 31, 2025, the Fund did not engage in forward foreign currency contracts.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discount is accreted on long-term fixed income securities using the yield-to-maturity method. Premium is amortized on long-term fixed income securities using the yield-to-earliest call method. Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Net realized gains and losses on investments are determined by the specific identification method.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At March 31, 2025, the Fund did not have short sales.

When-issued or delayed-delivery securities

The Fund may purchase securities on a when-issued or delayed delivery basis. At March 31, 2025, the Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At March 31, 2025, the Fund did not hold when-issued securities.

Accounting for options

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

The Fund did not purchase or write any options during the period ended March 31, 2025.

8 | Semi-Annual Financial Statements and Other Information: Oakmark ETF

The Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited) (continued)

Expense offset arrangement

State Street serves as the custodian of the Fund. State Street's fee may be reduced by credits that are an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances used to reduce the Fund's custodian fees, if any, are reported as a reduction of total expenses in the Statement of Operations. At March 31, 2025, the Fund did not receive an expense offset credit.

Repurchase agreements

The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Fund's custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. At March 31, 2025, the Fund held a repurchase agreement.

Security lending

The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Fund, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account. Security lending income, if any, net of any fees retained by the securities lending agent, is included in the Statement of Operations.

At March 31, 2025, the Fund did not have securities on loan.

Interfund lending

Pursuant to an exemptive order issued by the SEC, the Fund may participate in an interfund lending program. This program provides an alternative credit facility that allows the Fund to lend money to, and borrow money from, all funds within the Trust and within the Harris Associates Investment Trust for temporary purposes (an "Interfund Loan"). All Interfund Loans are subject to conditions pursuant to the SEC exemptive order designed to ensure fair and equitable treatment of participating Funds. Any Interfund Loan would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short term repurchase agreements or other short-term instruments. At March 31, 2025, there were no interfund loans.

3.  TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with the Adviser. Under the investment advisory agreement, the Adviser bears all of its own costs associated with providing services to the Fund. In addition, the Adviser has contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to the Adviser under the management agreement; (vii) securities lending expenses; (viii) costs of holding shareholder meetings and proxy related expenses; (ix) litigation and indemnification expenses; (x) tax reclaim expenses; and (xi) any extraordinary expenses. For management services and facilities furnished, the Adviser receives from the Fund a monthly fee based on that Fund's average daily net assets.

The Fund will pay the Adviser a fee of 0.64% of the Fund's average daily net assets for serving as investment adviser and for providing administrative services.

The Adviser has contractually undertaken to waive its management fee by 0.05% of the Fund's average daily net assets until January 27, 2027.

4.  FEDERAL INCOME TAXES

It the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Adviser has determined that no income tax provision for uncertain tax positions is required in the Fund's financial statements. Generally, each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities.

At March 31, 2025, the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$171,105	$5,040	$(5,049)	$(9)

Semi-Annual Financial Statements and Other Information: Oakmark ETF | 9

The Harris Oakmark ETF Trust

Notes to Financial Statements (Unaudited) (continued)

As of March 31, 2025, the short- and long-term capital losses available to offset future capital gains were as follows (in thousands):

Utilized During the Year	Short-Term	Long-Term	Total at Period End
$—	$465	$—	$465

At March 31, 2025, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) were as follows (in thousands):

Undistributed Ordinary Income	Undistributed Long- Term Gain	Total Distributable Earnings
$418	$—	$418

During the period ended March 31, 2025, the tax character of distributions paid was as follows (in thousands):

Period Ended March 31, 2025
Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain
$17	$—

On March 31, 2025, the Fund had temporary book/tax differences in undistributed earnings that was primarily attributable to deferrals of capital losses on wash sales. Temporary differences will reverse over time. The Fund has permanent differences in book/tax undistributed earnings primarily attributable to redemptions in kind.

Permanent differences incurred during the six-month period ended March 31, 2025, will result in the following reclassifications among the components of net assets for the year ended September 30, 2025 (in thousands):

Paid in Capital	Distributable Earnings
$730	$(730)

5.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2025, transactions in investment securities (excluding short-term, in-kind transaction and U.S. government securities) were as follows (in thousands):

Purchases	Proceeds from sales
$20,266	$8,523

During the period ended March 31, 2025, the Fund had in-kind purchase and sales transactions (in thousands) of $161,213 and $7,427 respectively. These amounts are excluded from the Portfolio Turnover Rate presented in the Financial Highlights.

During the period ended March 31, 2025, the Fund did not engage in purchase transactions with funds that have a common investment advisor. The Fund did not engage in sale transactions with funds that have a common investment advisor.

6.  SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Fund's financial statements. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Fund's financial statements through the date of the publication of this report.

10 | Semi-Annual Financial Statements and Other Information: Oakmark ETF

Oakmark ETF

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Period	Net Investment Income(b)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	Total Distributions	Net Asset Value, End of Period
Oakmark U.S. Large Cap ETF
Six Months Ended March 31, 2025 (Unaudited)(a) +	$25.00	0.10	(0.62)	(0.52)	(0.01)	(0.01)	$24.47
		Ratios/Supplemental Data:
	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expense to Average Net Assets	Ratio of Waiver/ Reimbursement to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark U.S. Large Cap ETF
Six Months Ended March 31, 2025 (Unaudited)(a) +	-1.34%	$169.9	1.28%†	0.64%†	(0.05)%†	0.59%†	8%

+  Unaudited.

†  Data has been annualized.

(a)  Commenced operations on 12/3/2024.

(b)  Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information: Oakmark ETF | 11

Oakmark ETF

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Oakmark U.S. Large Cap ETF Disclosure Regarding the Board of Trustees' Initial Consideration and Approval of the Investment Advisory Agreement as Approved October 30, 2024

Prior to approving the investment advisory agreement with Harris Associates L.P. (the "Adviser") (the "Agreement"), with respect to Oakmark U.S. Large Cap ETF (the "Fund"), the Board of Trustees (the "Board" or "Trustees") of the Harris Oakmark ETF Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" of the Adviser or the Fund ("Independent Trustees"), evaluated the Agreement at a meeting held on October 30, 2024.

The Board's Committee on Contracts (the "Committee") led the Board in its evaluation of the Agreement. The Committee is comprised entirely of Independent Trustees, and more than 75% of the Board is comprised of Independent Trustees. The Committee, together with the other Independent Trustees, requested, received, reviewed and considered materials provided by the Adviser in response to questions submitted by the Independent Trustees that they believed to be relevant to the evaluation of the Agreement in light of legal advice furnished to them by their legal counsel that is experienced in Investment Company Act of 1940 matters and that is independent from the Adviser ("Independent Counsel"); their own business judgment; and developments in the industry, the markets and open-end fund regulation and litigation. They also met with senior representatives of the Adviser regarding, among other things, its personnel, operations and financial condition as they relate to the Fund.

In connection with its deliberations, the Board also considered a broad range of information relevant to the Agreement that is provided to the Board (including its various standing committees) at meetings throughout the year and for the annual consideration of continuance of investment advisory agreements for the other investment companies in the Oakmark family of funds. The Independent Trustees were advised by Independent Counsel throughout their deliberations and receive, at least annually, from Independent Counsel a memorandum discussing the legal standards for their consideration of such investment advisory agreements. During the course of the year and during their deliberations regarding the Agreement, the Committee and the other Independent Trustees met with Independent Counsel separately from representatives of the Adviser.

In connection with its approval of the Agreement, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to the Fund and whether the Agreement was in the best interests of the Fund and its shareholders. The Board considered all factors it deemed relevant with respect to the Fund, including the following factors: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the expected costs of the services to be provided by the Adviser; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of the Fund's shareholders. The Board's determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board. This description is not intended to include all of the factors considered by the Board. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.

With respect to the Board's consideration of the nature, extent and quality of the Adviser's services to be provided to the Fund, the Board considered: the Adviser's investment approach; the qualifications, experience and capabilities of, and the resources available to the Adviser's investment and other personnel responsible for managing the Fund; the Adviser's compliance program; and the Adviser's long-term history of care and conscientiousness in the management of the other investment companies in the Oakmark family of funds. The Board also considered historical composite performance of other funds or separate accounts advised or sub-advised by the Adviser with investment objectives, policies, and strategies similar to those of the Fund. The Board noted the extensive range of services that the Adviser would provide to the Fund beyond the investment management services. The Board considered that the Adviser would provide administrative services, including, among others, fund administration and accounting services, regulatory and legal obligation oversight, supervision of Fund operations and

12 | Semi-Annual Financial Statements and Other Information: Oakmark ETF

Oakmark ETF

Board support. The Board also considered the Adviser's policies and practices regarding trade execution, transaction costs, and allocation of portfolio transactions. The Board noted that the Adviser will also be responsible for monitoring compliance with the Fund's investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board also considered that the Adviser's responsibilities will include continual management of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Fund. It also considered information regarding the Adviser's processes for monitoring and managing the Fund's related risk.

The Board also noted the Adviser's contractual obligation to oversee the Fund's various outside service providers, including its negotiation of certain service providers' fees and its evaluation of service providers' infrastructure, cybersecurity programs, compliance programs and business continuity programs, among other matters. The Board also considered the Adviser's ongoing development of its own internal infrastructure, including, among other things, its operational and trading capabilities, and its information technology to support the Fund's compliance structure through, among other things, cybersecurity programs, business continuity planning and risk management. In addition, the Board noted the positive compliance history of the Adviser. The Board also considered the ability of the Adviser to attract and retain qualified personnel to service the Fund.

With respect to the overall fairness of the Agreement, the Board considered the proposed fee structure for the Fund under its Agreement as compared to a peer group of funds with comparable investment programs provided by Broadridge Financial Solutions, Inc., an independent consulting firm that specializes in the analysis of fund industry data. Specifically, the Board considered the Fund's proposed management fee and the management fees for other funds comparable in fund type and investment classification/objective to the Fund, and considered the Fund's proposed total expense ratio, which reflects the total fees to be paid by an investor, and those of its peer group. The Board also considered the Fund's unitary fee structure, under which the Fund would pay for most advisory and administrative services it requires for one set fee. In return for this unitary fee, the Adviser will provide or obtain certain of the services necessary for fund operations including, but not limited to, investment advisory, custody, audit, compliance and recordkeeping services. The Board considered that the unitary fee would lead to fund fees that are fixed over the contract period, rather than variable. The Board also considered the Adviser's proposed contractual advisory fee waiver for the Fund.

The Board noted that the Fund's contractual management fee, actual management fee after waiver, and total expense ratio were each slightly above the median of the comparable data for its peers. The Board also considered whether it would be appropriate to evaluate any anticipated economies of scale in relation to the services the Adviser would provide to the Fund, noting that, at the start-up phase of a fund, it may be too soon to anticipate the economies of scale in anything more than a general manner. The Board considered any fall-out benefits likely to accrue to the Adviser or its affiliates from their relationship with the Fund. While the Fund's fee structure does not provide for a reduction of payments resulting from the use of breakpoints, the Board considered, among other things, the Fund's unitary fee structure, the proposed contractual advisory fee waiver that reduces the Fund's expenses at all asset levels, and the Adviser's representation that the Fund was priced to scale.

The Board also considered other funds or separate accounts advised or sub-advised by the Adviser with investment objectives, policies, and strategies similar to those of the Fund, and compared the fees to be paid by the Fund to the fees paid by such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees to be paid by the Fund and the fees paid by such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board considered the Adviser's assertion that although the fees paid by some accounts were lower than the fees to be paid by the Fund, the difference reflected the Adviser's greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation and sponsorship of the Fund.

The Board also considered the Adviser's estimated costs in serving as the Fund's investment adviser and manager. Finally, the Board considered the Adviser's profitability analysis and noted that the Adviser anticipates generating a loss for the first year of the Fund's operation for expenses in excess of the unitary fee.

Conclusion

In approving the Agreement, the Board, including all of the Independent Trustees, in its business judgment, concluded that approval of the Agreement was in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that the nature, extent and quality of the services to be provided by the Adviser to the Fund were appropriate; that the management fee to be paid by the Fund to the Adviser was reasonable in light of the services to be provided; that the anticipated profitability of the Adviser's relationship with the Fund appeared to be reasonable in relation to the services to be performed; and that the benefits accruing to the Adviser and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs and risks associated with providing the investment advisory and other services to the Fund and the benefits accruing to the Fund.

Semi-Annual Financial Statements and Other Information: Oakmark ETF | 13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of the investment advisory contract is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period covered by this report, no material changes were made to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized, and reported within 90 days prior to the filing of this report, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	A copy of the Code is incorporated by reference to Harris Associates Investment Trust’s Form N-CSR, Investment Company Act file number 811-06279 (filed December 4, 2024).

(a)(2)	Not applicable.

(a)(3)	Certifications of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(3)(i) and (a)(3)(ii), respectively.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Oakmark ETF Trust

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer

Date:	May 29, 2025

By:	/s/ Zachary D. Weber
Zachary D. Weber
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	May 29, 2025